Intangible Assets - Summary of Break-Up of Carrying Value of Goodwill and Intangible Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information for cash-generating units [line items]
Goodwill	$ 16,749	$ 11,596
Ostro Energy Group [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	9,091	9,903
ReNew Vayu Urja KCT [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	756	756
Prathamesh Solarfarms [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	428	428
3E NV [Member] | Software solutions (included in non reportable segment) Member
Disclosure of information for cash-generating units [line items]
Goodwill	6,002
Others [member] | Generation and Sale of Renewable Power [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 472	$ 509